Derivative Financial Instruments - Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI (Detail) - TIIE 28D MXN $ in Thousands	Dec. 31, 2025 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 94,241,073
DFI Notional Amount	$ 28,670,492